Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.51008%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,644,529.39

Principal:
Principal Collections	$26,195,345.06
Prepayments in Full	$14,708,976.23
Liquidation Proceeds	$284,105.06
Recoveries	$20,902.62
Sub Total	$41,209,328.97
Collections	$44,853,858.36

Purchase Amounts:
Purchase Amounts Related to Principal	$143,184.68
Purchase Amounts Related to Interest	$848.73
Sub Total	$144,033.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,997,891.77

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,997,891.77
Servicing Fee	$1,030,877.05	$1,030,877.05	$0.00	$0.00	$43,967,014.72
Interest - Class A-1 Notes	$106,730.84	$106,730.84	$0.00	$0.00	$43,860,283.88
Interest - Class A-2a Notes	$1,344,021.50	$1,344,021.50	$0.00	$0.00	$42,516,262.38
Interest - Class A-2b Notes	$685,698.84	$685,698.84	$0.00	$0.00	$41,830,563.54
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$39,808,903.71
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$39,477,653.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,477,653.71
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$39,280,911.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,280,911.71
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$39,139,330.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,139,330.04
Regular Principal Payment	$59,916,446.06	$39,139,330.04	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,997,891.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,139,330.04
Total					$39,139,330.04

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$29,870,561.62	$117.45	$106,730.84	$0.42	$29,977,292.46	$117.87
Class A-2a Notes	$6,047,230.11	$20.13	$1,344,021.50	$4.48	$7,391,251.61	$24.61
Class A-2b Notes	$3,221,538.31	$20.13	$685,698.84	$4.29	$3,907,237.15	$24.42
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$39,139,330.04	$29.75	$4,827,684.68	$3.67	$43,967,014.72	$33.42

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$29,870,561.62	0.1174527	$0.00	0.0000000
Class A-2a Notes	$300,340,000.00	1.0000000	$294,292,769.89	0.9798654
Class A-2b Notes	$160,000,000.00	1.0000000	$156,778,461.69	0.9798654
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,091,330,561.62	0.8294172	$1,052,191,231.58	0.7996711

Pool Information
Weighted Average APR	3.811%	3.819%
Weighted Average Remaining Term	50.66	49.86
Number of Receivables Outstanding	41,020	40,186
Pool Balance	$1,237,052,455.06	$1,195,471,102.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,108,279,373.26	$1,071,714,598.96
Pool Factor	0.8407996	0.8125376

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$123,756,503.27
Targeted Overcollateralization Amount	$164,056,986.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$143,279,870.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$249,741.80
(Recoveries)		4	$20,902.62
Net Loss for Current Collection Period			$228,839.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2220%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0501%
Second Prior Collection Period			0.1206%
Prior Collection Period			0.2125%
Current Collection Period			0.2258%
Four Month Average (Current and Prior Three Collection Periods)			0.1522%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		341	$675,344.80
(Cumulative Recoveries)			$26,249.01
Cumulative Net Loss for All Collection Periods			$649,095.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0441%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,980.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,903.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	196	$6,586,035.89
61-90 Days Delinquent	0.07%	20	$851,846.88
91-120 Days Delinquent	0.02%	5	$272,266.54
Over 120 Days Delinquent	0.00%	1	$41,364.30
Total Delinquent Receivables	0.65%	222	$7,751,513.61

Repossession Inventory:
Repossessed in the Current Collection Period		9	$347,924.36
Total Repossessed Inventory		16	$628,711.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0762%
Prior Collection Period			0.0585%
Current Collection Period			0.0647%
Three Month Average			0.0665%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0975%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$3,455,512.82
2 Months Extended	120	$5,232,071.62
3+ Months Extended	10	$254,613.87

Total Receivables Extended	211	$8,942,198.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer